Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

The following table sets forth specified executive compensation and financial performance measures for the Company’s three most recently completed fiscal years, and cumulative total shareholder return (TSR) information for the Company and a peer group for the 1-, 2- and 3-year periods commencing as of December 31, 2019, as required by Item 402(v) of Regulation S-K:

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (1)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (2) (3)	Total Shareholder Return	Peer Group Total Shareholder Return (4)	Net Income (Loss) ($ in thousands)	Operating Cash Flow ($ in millions) (5) (6)
2022	$10,968,467	$32,675,932	$3,563,545	$9,767,320	168	113	$154,658	$332.3
2021	$8,017,005	$14,736,737	$2,696,782	$4,588,122	83	70	$(654,545)	$49.0
2020	$3,722,515	$1,228,134	$1,089,349	$710,831	51	58	$(803,692)	$86.5
(1)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to our Principal Executive Officer ("PEO"), as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received. In accordance with these rules, these amounts reflect Total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. The fair value of performance unit and phantom unit awards was determined based on a Monte-Carlo simulation model that takes into account expected price movement of Patterson-UTI stock as compared to peer companies and relevant market indices, as of the relevant measurement dates. Assumptions used in the Monte-Carlo simulation model include assumptions regarding volatility, the risk-free interest rate, dividend yield, and stock beta. Due to differences in measurement dates, the assumptions used in these valuations could differ materially from the assumptions used to determine the fair value as of the grant date of such awards.

Compensation Actually Paid to PEO	2022	2021	2020
Summary Compensation Table Total	$10,968,467	$8,017,005	$3,722,515
Less, value of Stock Awards reported in Summary Compensation Table	$7,768,767	$5,442,905	$2,086,115
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$7,580,440	$7,738,615	$4,539,290
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$16,066,304	$3,636,008	$(2,754,787)
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	$5,829,488	$788,014	$(2,192,769)
Total	$32,675,932	$14,736,737	$1,228,134

(2)
The non-PEO Named Executive Officers for each of the covered fiscal years are Messrs. Smith, Berns, Holcomb and Wexler.

(3)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the other Named Executive Officers, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by the Named Executive Officers. In accordance with these rules, these amounts reflect average Total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. The fair value of performance unit awards was determined based on a Monte-Carlo simulation model that takes into account expected price movement of Patterson-UTI stock as compared to peer companies and relevant market indices, as of the relevant measurement dates. Assumptions used in the Monte-Carlo simulation model include assumptions regarding volatility, the risk-free interest rate, dividend yield, and stock beta. Due to differences in measurement dates, the assumptions used in these valuations could differ materially from the assumptions used to determine the fair value as of the grant date of such awards.

Average Compensation Actually Paid to Other Named Executive Officers	2022	2021	2020
Average Summary Compensation Table Total	$3,563,545	$2,696,782	$1,089,349
Less, average value of Stock Awards reported in Summary Compensation Table	$2,217,207	$1,641,520	$367,374
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$2,163,490	$2,333,891	$1,233,799
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	$4,604,211	$1,002,038	$(769,185)
Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	$1,653,281	$196,931	$(475,758)
Total	$9,767,320	$4,588,122	$710,831

(4)
The peer group used for the calculation of Peer Group Total Shareholder Return is the Oilfield Service Index(OSX).
(5)
The Company-Selected Measure is Operating Cash Flow, which is not defined by U.S. GAAP. Operating cash flow is defined herein as Adjusted EBITDA less cash capital expenditures (as adjusted for any Board-approved increase in capital expenditures after targets were set). Adjusted EBITDA is defined herein as net income (loss) plus net interest expense, income tax expense (benefit) and depreciation, depletion, amortization and impairment expense (including impairment of goodwill), excluding any M&A related or restructuring charges (and, for 2020, excluding the impact of a $9.2 million charge to reduce the carrying value of a deposit for future sand purchases).
(6)
While SEC guidance under Item 402(v) of Regulation S-K does not permit the use of multi-year relative Total Shareholder Return as a permissible Company-Selected Measure for the table above, the Company views 3-year relative Total Shareholder Return as the most important measure used to link executive “compensation actually paid” to Company performance.

Company Selected Measure Name	Operating Cash Flow
Named Executive Officers, Footnote [Text Block]	(2) The non-PEO Named Executive Officers for each of the covered fiscal years are Messrs. Smith, Berns, Holcomb and Wexler.
Peer Group Issuers, Footnote [Text Block]	(4) The peer group used for the calculation of Peer Group Total Shareholder Return is the Oilfield Service Index(OSX).
PEO Total Compensation Amount	$ 10,968,467	$ 8,017,005	$ 3,722,515
PEO Actually Paid Compensation Amount	$ 32,675,932	14,736,737	1,228,134
Adjustment To PEO Compensation, Footnote [Text Block]

Compensation Actually Paid to PEO	2022	2021	2020
Summary Compensation Table Total	$10,968,467	$8,017,005	$3,722,515
Less, value of Stock Awards reported in Summary Compensation Table	$7,768,767	$5,442,905	$2,086,115
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$7,580,440	$7,738,615	$4,539,290
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$16,066,304	$3,636,008	$(2,754,787)
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	$5,829,488	$788,014	$(2,192,769)
Total	$32,675,932	$14,736,737	$1,228,134

Non-PEO NEO Average Total Compensation Amount	$ 3,563,545	2,696,782	1,089,349
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,767,320	4,588,122	710,831
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Compensation Actually Paid to Other Named Executive Officers	2022	2021	2020
Average Summary Compensation Table Total	$3,563,545	$2,696,782	$1,089,349
Less, average value of Stock Awards reported in Summary Compensation Table	$2,217,207	$1,641,520	$367,374
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$2,163,490	$2,333,891	$1,233,799
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	$4,604,211	$1,002,038	$(769,185)
Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	$1,653,281	$196,931	$(475,758)
Total	$9,767,320	$4,588,122	$710,831

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Pay Versus TSR 2020-2022
Compensation Actually Paid vs. Net Income [Text Block]	Pay Versus Net Income 2020-2022
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Pay Versus Operating Cash Flow 2020-2022
Tabular List [Table Text Block]

Other Financial and Non-Financial Measures Used

The Company considers the following financial and non-financial measures to be the most important measures used to link executive compensation actually paid to company performance:

Most Important Measures Used to Link Executive Compensation Actually Paid to Company Performance
Absolute Total Stockholder Return
Relative Total Stockholder Return
Operating Cash Flow
Adjusted EBITDA
Health, Safety and Environmental Performance

Please see “Compensation Discussion and Analysis” elsewhere in this proxy statement for additional information regarding these measures.

Total Shareholder Return Amount	$ 168	83	51
Peer Group Total Shareholder Return Amount	113	70	58
Net Income (Loss)	$ 154,658,000	$ (654,545,000)	$ (803,692,000)
Company Selected Measure Amount	332,300,000	49,000,000.0	86,500,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Absolute Total Stockholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Stockholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating Cash Flow
Non-GAAP Measure Description [Text Block]
(5)
The Company-Selected Measure is Operating Cash Flow, which is not defined by U.S. GAAP. Operating cash flow is defined herein as Adjusted EBITDA less cash capital expenditures (as adjusted for any Board-approved increase in capital expenditures after targets were set). Adjusted EBITDA is defined herein as net income (loss) plus net interest expense, income tax expense (benefit) and depreciation, depletion, amortization and impairment expense (including impairment of goodwill), excluding any M&A related or restructuring charges (and, for 2020, excluding the impact of a $9.2 million charge to reduce the carrying value of a deposit for future sand purchases).

Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Health, Safety and Environmental Performance
PEO [Member] | Value of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 7,768,767	$ 5,442,905	$ 2,086,115
PEO [Member] | Fair value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,580,440	7,738,615	4,539,290
PEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,066,304	3,636,008	(2,754,787)
PEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,829,488	788,014	(2,192,769)
Non-PEO NEO [Member] | Value of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,217,207	1,641,520	367,374
Non-PEO NEO [Member] | Fair value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,163,490	2,333,891	1,233,799
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,604,211	1,002,038	(769,185)
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,653,281	$ 196,931	$ (475,758)